Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2018
Critical accounting estimates and judgments [abstract]
Critical accounting estimates and judgments
4	Critical accounting estimates and judgments

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Company and its subsidiaries make estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

(a)	Accounting estimates on impairment of goodwill and power generation license

The Company and its subsidiaries perform test annually whether goodwill and power generation license have suffered any impairment in accordance with the accounting policies stated in Note 2(l), respectively. The recoverable amounts of CGU or CGUs to which goodwill and the power generation license have been allocated are determined based on value-in-use calculations. These calculations require the use of estimates (Note 12 and 15). It is reasonably possible, based on existing knowledge, that outcomes within the next financial period that are different from assumptions could require a material adjustment to the carrying amounts of goodwill and power generation license.

For goodwill allocated to CGUs in the PRC, changes of assumptions in tariff and fuel price could have affected the results of goodwill impairment assessment. As at 31 December 2018, if tariff had decreased by 1% or 5% from management’s estimates with other variables constant with the expectations, the Company and its subsidiaries would have to further recognise impairment against goodwill by approximately RMB900 million and RMB3,915 million, respectively. If fuel price had increased by 1% or 5% from the management’s estimates with other variables constant with the expectations, the Company and its subsidiaries would have to further recognise impairment against goodwill by approximately RMB421 million and RMB3,185 million, respectively.

For the sensitivity analysis of power generation license and goodwill of Tuas Power, please refer to Note 12 and 15.
(b)	Useful life of power generation license

As at year end, management of the Company and its subsidiaries assess whether the estimated useful life for its power generation license is indefinite. This assessment is based on the expected renewal of power generation license without significant restriction and cost, together with the consideration on related future cash flows generated and the expectation of continuous operations. Based on existing knowledge, outcomes within the next financial period that are different from assumptions could require a change to the carrying amount of power generation license.

(c)	Useful lives of property, plant and equipment

Management of the Company and its subsidiaries determines the estimated useful lives of property, plant and equipment and respective depreciation. The accounting estimate is based on the expected wears and tears incurred during power generation. Wears and tears can be significantly different following renovation each time. When the useful lives differ from the original estimated useful lives, management will adjust the estimated useful lives accordingly. It is possible that the estimates made based on existing experience are different to the actual outcomes within the next financial period and could cause a material adjustment to the depreciation and carrying amount of property, plant and equipment.

(d)	Estimated impairment of other non-current assets

The Company and its subsidiaries test whether property, plant and equipment, land use rights and mining rights suffered from impairment whenever an impairment indication exists. In accordance with Note 2(l), an impairment loss is recognised for the amount by which the carrying amount of the asset exceeds its recoverable amount. It is reasonably possible, based on existing knowledge, that outcomes within the next financial period that are different from assumptions could require a material adjustment to the carrying amount of property, plant and equipment, land use rights and mining rights.

Changes of assumptions in tariff and fuel price will affect the result of property, plant and equipment, land use rights and mining rights impairment assessment. For power plants assets that are subject to impairment testing, as at 31 December 2018, if tariff had decreased by 1% or 5% from management’s estimates with other variables constant with the expectations, the Company and its subsidiaries would have to further recognise impairment against property, plant and equipment, land use rights and mining rights by approximately RMB460 million and RMB5,599 million, respectively. If fuel price had increased by 1% or 5% from the management’s estimates with other variables constant with the expectations, the impairment against property, plant and equipment, land use rights and mining rights of the Company and its subsidiaries would increase totaling by approximately RMB46 million and RMB1,598 million, respectively.

(e)	Approval of construction of new power plants

The receiving of the ultimate approvals from National Development and Reform Commission (“NDRC”) on certain power plant construction projects of the Company and its subsidiaries is a critical estimate and judgment of the directors. Such estimates and judgments are based on initial approval documents received as well as their understanding of the projects. Based on historical experience, the directors believe that the Company and its subsidiaries will receive final approvals from NDRC on the related power plant projects. Deviation from the estimate and judgment could result in significant adjustment to the carrying amount of non-current assets.

(f)	Deferred tax assets

The Company and its subsidiaries recognised the deferred tax assets to the extent that it is probable that future taxable profit will be available against which the asset can be utilized, using tax rates that are expected to be applied in the period when the asset is recovered. The management assesses the deferred tax assets based on the expected amount and timing of future taxable profit, the enacted tax laws and applicable tax rates. It is reasonably possible, based on existing knowledge, the outcomes within the next financial period that are different from assumptions could require a material adjustment to the carrying amount of deferred tax assets.

(g)	Business combination

For the business combinations undertaken by the Company and its subsidiaries, the Company recognises assets acquired and the liabilities assumed based on their estimated fair value on the date of acquisition. Any excess of purchase consideration over the estimated fair values of acquired identifiable net assets is recorded goodwill (Note 2(k)). The contingent consideration of the Company in the business combination is recognised as a financial asset at fair value through profit or loss (included in other non-current assets and other receivables and assets).

The Company makes judgements and estimates in relation to the fair value allocation of the purchase price and the contingent consideration from business combination. The fair value of acquired assets and assumed liabilities and the contingent consideration are determined using valuation techniques. Estimating the fair value assigned to each class of acquired assets and assumed liabilities and the contingent consideration are based on expectations and assumptions, in particular in relation to the future sales volumes and the related revenue growth rate, future on-grid tariffs, future capital expenditure, future fuel prices, future other operating costs and the discount rates applied.

A change in the amount allocated to identifiable net assets would have an offsetting effect on the amount of goodwill recognised from the acquisition and would change the amount of depreciation and amortisation expense recognised related to those identifiable net assets. And outcomes within the next financial period that are different from assumptions could require a material adjustment to the carrying amounts of contingent consideration.